Schedule of Stock Option Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
StockOptionActivityLineItems [Line Items]
Number of options outstanding, balance	245,215
Weighted average exercise price, outstanding balance	$ 48.50
Number of options outstanding, exercised	(32,353)
Weighted average exercise price, exercised	$ 1.70
Number of options outstanding, Forfeited	(1,417)
Weighted average exercise price, expired	$ 50.60
Number of options outstanding, balance	211,445	245,215
Weighted average exercise price, outstanding balance	$ 55.70	$ 48.50
Weighted average remaining contractual term, outstanding	5 years 9 months 18 days
Number of options, exercisable	202,488
Weighted average exercise price, exerciseable	$ 55.10
Weighted average remaining contractual term, exercisable	5 years 9 months 18 days
Equity Option [Member]
StockOptionActivityLineItems [Line Items]
Number of options outstanding, balance	245,218	274,063
Weighted average exercise price, outstanding balance	$ 48.50	$ 48.90
Number of options outstanding, Forfeited		(21,691)
Weighted average exercise price, expired		$ 49.20
Number of options outstanding, balance		245,218
Weighted average exercise price, outstanding balance		$ 48.50
Weighted average remaining contractual term, outstanding		5 years 10 months 24 days
Number of options, exercisable		233,102
Weighted average exercise price, exerciseable		$ 47.50
Weighted average remaining contractual term, exercisable		5 years 9 months 18 days
Number of options outstanding, Expired		(7,154)
Weighted average exercise price, forfeited		$ 60.30